Investments in subsidiary undertakings, joint ventures and associates - Financial position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position:
Assets	$ 199,102
Shareholders' equity	17,088	$ 20,878
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	7,170	6,397	$ 5,005
Financial liabilities	20,858	21,526
CPL
Statement of financial position:
Assets	29,237	21,602
Liabilities (including non-controlling interest)	26,523	19,336
Shareholders' equity	2,714	2,266
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	422	316
Financial liabilities	$ 938	$ 714